SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Property and Equipment (Details)	Dec. 31, 2024
Computers and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	3 years
Computers and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	5 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	4 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	7 years
Demonstration vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives of assets	2 years